UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—24.25%

Federal Farm Credit Bank
2.030%, due 08/01/08[1]	4,000,000	3,999,879
2.080%, due 08/01/08[1]	5,275,000	5,275,000
Federal Home Loan Bank
2.599%, due 08/18/08[1]	10,000,000	10,000,000
4.885%, due 08/20/08	3,200,000	3,200,240
2.350%, due 08/21/08[2]	12,000,000	11,984,333
2.580%, due 09/03/08	3,000,000	3,000,966
2.060%, due 09/19/08[2]	5,000,000	4,985,981
5.100%, due 09/19/08	4,750,000	4,752,964
2.560%, due 02/13/09	2,500,000	2,508,083
2.310%, due 04/07/09	5,000,000	5,000,000
2.390%, due 04/30/09	5,000,000	5,000,000
2.820%, due 07/10/09	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.
2.240%, due 09/08/08[2]	5,000,000	4,988,178
2.440%, due 09/22/08[2]	5,000,000	4,982,378
2.641%, due 09/30/08[1]	3,000,000	2,999,685
3.790%, due 12/08/08[2]	5,000,000	4,932,096
2.625%, due 06/12/09	3,000,000	3,000,000
3.040%, due 07/20/09[2]	5,000,000	4,850,955
Federal National Mortgage Association
2.270%, due 08/01/08[1]	6,250,000	6,250,000
2.250%, due 08/21/08[2]	10,000,000	9,987,500
2.100%, due 12/08/08[2]	7,000,000	6,947,325
2.515%, due 05/29/09[2]	5,000,000	4,894,859
US Treasury Bills
1.586%, due 09/11/08[2]	3,000,000	2,994,581

Total US government and agency obligations (cost—$120,535,003)		120,535,003

Bank notes—3.42%

Banking-non-US—1.91%
Bank of Scotland PLC
2.541%, due 08/01/081,[3]	3,000,000	3,000,000
Totta Ireland PLC
2.470%, due 08/07/081,[3]	4,000,000	4,000,000
Westpac Banking Corp.
3.089%, due 10/14/08[1]	2,500,000	2,500,000

		9,500,000

Banking-US—1.51%
Bank of America N.A.
2.990%, due 08/06/08[1]	2,500,000	2,500,000
Wachovia Bank N.A. (Charlotte)
3.001%, due 10/06/08[1]	5,000,000	5,000,000

		7,500,000

Total bank notes (cost—$17,000,000)		17,000,000

Certificates of deposit—14.58%

Banking-non-US—11.56%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	2,500,000	2,500,000
Banco Bilbao Vizcaya Argentaria SA
2.785%, due 10/02/08	5,000,000	5,000,043

UBS Cash Reserves Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Montreal
2.950%, due 08/19/08	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.670%, due 08/15/08	2,500,000	2,500,000
2.690%, due 09/05/08	5,000,000	5,000,000
Barclays Bank PLC
3.020%, due 02/23/09	4,000,000	4,000,000
Calyon N.A., Inc.
3.170%, due 06/02/09	4,000,000	4,000,000
Deutsche Bank AG
3.011%, due 09/22/08[1]	5,000,000	5,000,000
Fortis Bank NV-SA
2.700%, due 09/24/08	2,500,000	2,500,000
Lloyds TSB Bank PLC
2.620%, due 08/19/08	5,000,000	5,000,000
Norinchukin Bank Ltd.
2.750%, due 10/14/08	5,000,000	5,000,000
Royal Bank of Scotland
2.740%, due 10/20/08	5,000,000	5,000,055
Svenska Handelsbanken
5.000%, due 10/09/08	5,000,000	5,000,000
3.112%, due 10/14/08[1]	3,000,000	3,000,000

		57,500,098

Banking-US—3.02%
Bank of America N.A.
2.740%, due 11/03/08	5,000,000	4,999,992
Citibank N.A.
2.790%, due 09/19/08	5,000,000	5,000,000
US Bank N.A.
2.700%, due 09/15/08	2,500,000	2,500,000
Wachovia Bank N.A. (Charlotte)
2.820%, due 09/30/08	2,500,000	2,500,000

		14,999,992

Total certificates of deposit (cost—$72,500,090)		72,500,090

Commercial paper[2]—26.60%

Asset backed-miscellaneous—10.05%
Amsterdam Funding Corp.
2.530%, due 08/20/08	5,000,000	4,993,324
Atlantic Asset Securitization LLC
2.500%, due 08/19/08	5,000,000	4,993,750
Barton Capital LLC
2.500%, due 08/18/08	5,000,000	4,994,097
Bryant Park Funding LLC
2.550%, due 08/04/08	5,000,000	4,998,937
Falcon Asset Securitization Corp.
2.500%, due 09/03/08	5,000,000	4,988,542
Jupiter Securitization Co. LLC
2.490%, due 08/18/08	5,000,000	4,994,121

UBS Cash Reserves Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
2.600%, due 08/13/08	5,000,000	4,995,667
Sheffield Receivables Corp.
2.550%, due 08/08/08	5,000,000	4,997,521
Thunderbay Funding
2.520%, due 08/15/08	2,500,000	2,497,550
2.550%, due 08/18/08	2,500,000	2,496,989
Variable Funding Capital Corp.
2.600%, due 09/05/08	5,000,000	4,987,361

		49,937,859

Banking-non-US—2.00%
Bank of Ireland
2.900%, due 10/22/08	5,000,000	4,966,972
Bank of Nova Scotia
2.590%, due 09/02/08	5,000,000	4,988,489

		9,955,461

Banking-US—9.23%
Barclays US Funding Corp.
2.445%, due 08/21/08	5,000,000	4,993,208
Bayerische Landesbank
2.450%, due 08/18/08	5,000,000	4,994,215
Danske Corp.
2.490%, due 08/18/08	2,500,000	2,497,061
2.705%, due 10/14/08	5,000,000	4,972,199
Dexia Delaware LLC
2.460%, due 08/14/08	5,000,000	4,995,558
Fortis Funding LLC
2.670%, due 09/08/08	2,000,000	1,994,363
ING (US) Funding LLC
2.960%, due 10/27/08	2,000,000	1,985,693
2.720%, due 11/04/08	5,000,000	4,964,111
J.P. Morgan Chase & Co.
2.300%, due 08/11/08	5,000,000	4,996,806
Natexis Banques Populaires US Finance Co. LLC
2.690%, due 08/26/08	5,000,000	4,990,660
Nordea N.A., Inc.
2.450%, due 08/14/08	4,500,000	4,496,019

		45,879,893

Consumer products-nondurables—1.01%
Procter & Gamble International Funding SCA
2.200%, due 08/04/08	5,000,000	4,999,083

Energy-integrated—1.00%
Chevron Funding Corp.
2.070%, due 08/05/08	5,000,000	4,998,850

UBS Cash Reserves Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Finance-noncaptive consumer—1.01%
American Express Credit Corp.
2.680%, due 09/04/08	5,000,000	5,000,000

Finance-noncaptive diversified—1.00%
General Electric Capital Corp.
2.610%, due 11/06/08	5,000,000	4,964,838

Food/beverage—0.50%
Nestle Capital Corp.
2.645%, due 08/21/08	2,500,000	2,496,326

Pharmaceuticals—0.80%
Pfizer, Inc.
2.520%, due 08/29/08	4,000,000	3,992,160

Total commercial paper (cost—$132,224,470)		132,224,470

Short-term corporate obligations—11.27%

Banking-non-US—7.85%
ANZ National International Ltd.
2.460%, due 08/07/08[1,3]	2,000,000	2,000,000
BNP Paribas
2.760%, due 08/07/08[1]	5,000,000	5,000,000
2.895%, due 08/13/08[1]	5,000,000	5,000,000
HSBC Bank USA
3.188%, due 10/14/08[1]	3,500,000	3,500,000
Lloyds TSB Group PLC
2.743%, due 08/07/08[1,3]	5,000,000	5,000,000
National Australia Bank Ltd.
2.882%, due 09/08/08[1,3]	3,000,000	3,000,000
Nordea Bank AB
3.149%, due 10/24/08[1,3]	2,500,000	2,500,000
Rabobank Nederland
2.900%, due 08/11/08[1,3]	3,000,000	3,000,000
Societe Generale
2.463%, due 08/04/08[1,3]	5,000,000	5,000,000
Westpac Banking Corp.
2.450%, due 08/06/08[1,3]	5,000,000	5,000,000

		39,000,000

Banking-US—2.01%
The Bank of New York Mellon Corp.
2.446%, due 08/12/08[1,3]	5,000,000	5,000,000
Wells Fargo & Co.
2.608%, due 08/15/08[1,3]	5,000,000	5,000,004

		10,000,004

Finance-captive automotive—1.41%
Toyota Motor Credit Corp.
2.320%, due 08/01/08[1]	2,000,000	2,000,000
2.530%, due 08/01/08[1]	5,000,000	5,000,000

		7,000,000

Total short-term corporate obligations (cost—$56,000,004)		56,000,004

UBS Cash Reserves Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—20.25%

Repurchase agreement dated 07/31/08 with Barclays Bank PLC, 2.160% due 08/01/08, collateralized by $54,585,000 Federal National Mortgage Association obligations, 5.750% due 02/13/17; (value—$56,101,007); proceeds: $55,003,300	55,000,000	55,000,000

Repurchase agreement dated 07/31/08 with Deutsche Bank Securities, Inc., 2.180% due 08/01/08, collateralized by $43,690,000 Federal National Mortgage Association obligations, 3.875% to 5.000% due 11/17/08 to 10/30/12 and $1,581,000 Tennesse Valley Authority, 6.250% due 12/15/17; (value—$46,410,408); proceeds: $45,502,755	45,500,000	45,500,000

Repurchase agreement dated 07/31/08 with State Street Bank & Trust Co., 1.490% due 08/01/08, collateralized by $146,335 US Treasury Bonds, 4.375% due 02/15/38; (value—$142,860); proceeds: $140,006	140,000	140,000

Total repurchase agreements (cost—$100,640,000)		100,640,000

	Number of
	shares

Money market fund[4]—0.00%
UBS Private Money Market Fund LLC[5]
2.325% (cost—$589)	589	589

Total investments (cost—$498,900,156 which approximates cost for federal income tax purposes)[6]—100.37%		498,900,156

Liabilities in excess of other assets—(0.37)%		(1,821,765)

Net assets (applicable to 497,045,416 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		497,078,391

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.55% of net assets as of July 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualifies institutional buyers.

[4]	Rates shown reflect yield at July 31, 2008.

[5]	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended July 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	4/30/08 ($)	07/31/08 ($)	07/31/08 ($)	07/31/08 ($)	07/31/08 ($)

UBS Private Money Market Fund LLC	6,210,136	3,080,902	9,290,449	589	2,162

[6]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets:

Measurements at 07/31/08
Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:
Securities	498,900,156	—	498,900,156	—

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	74.9

United Kingdom	5.6

Japan	3.9

France	3.8

Australia	2.1

Sweden	2.1

Canada	1.8

Spain	1.8

Germany	1.0

Ireland	1.0

Netherlands	0.6

Belgium	0.5

Switzerland	0.5

New Zealand	0.4

Total	100.0

Weighted average maturity—50 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2008.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—26.59%

Federal Farm Credit Bank
2.030%, due 08/01/08[1]	13,000,000	12,999,607
2.080%, due 08/01/08[1]	18,000,000	18,000,000
Federal Home Loan Bank
2.599%, due 08/18/08[1]	18,000,000	18,000,000
2.350%, due 08/20/08[2]	36,000,000	35,955,350
4.885%, due 08/20/08	8,800,000	8,800,660
2.220%, due 09/04/08[2]	20,000,000	19,958,067
5.100%, due 09/19/08	12,800,000	12,807,987
2.070%, due 09/30/08[2]	21,000,000	20,927,550
2.560%, due 02/13/09	10,000,000	10,032,331
2.850%, due 03/04/09	16,350,000	16,349,518
2.310%, due 04/07/09	20,000,000	20,000,000
2.390%, due 04/30/09	18,000,000	18,000,000
2.400%, due 05/13/09	10,000,000	9,998,556
2.820%, due 07/10/09	16,000,000	16,000,000
Federal Home Loan Mortgage Corp.
2.390%, due 08/28/08[1]	40,000,000	39,983,222
1.680%, due 09/15/08[2]	19,000,000	18,960,100
2.641%, due 09/30/08[1]	5,000,000	4,999,475
2.810%, due 02/02/09[2]	10,000,000	9,855,597
2.450%, due 04/09/09	24,500,000	24,500,000
2.625%, due 06/12/09	12,000,000	12,000,000
Federal National Mortgage Association
2.270%, due 08/01/08[1]	25,000,000	25,000,000
2.110%, due 08/05/08[2]	22,000,000	21,994,842
2.170%, due 08/20/08[2]	50,000,000	49,942,736
2.360%, due 09/10/08[2]	30,000,000	29,921,333
2.380%, due 10/14/08[2]	20,000,000	19,902,156
2.440%, due 10/27/08[2]	20,000,000	19,882,067
2.500%, due 11/20/08[2]	20,000,000	19,845,833
2.100%, due 12/08/08[2]	40,000,000	39,699,000
US Treasury Bills
1.586%, due 09/11/08[2]	8,000,000	7,985,550

Total US government and agency obligations (cost—$582,301,537)		582,301,537

Bank notes—4.29%

Banking-non-US—1.23%
Bank of Scotland PLC
2.541%, due 08/01/08[1,3]	3,000,000	3,000,000
Totta Ireland PLC
2.470%, due 08/07/08[1,3]	4,000,000	4,000,000
Westpac Banking Corp.
3.089%, due 10/14/08[1]	20,000,000	20,000,000

		27,000,000

Banking-US—3.06%
Bank of America N.A.
2.990%, due 08/06/08	20,000,000	20,000,000
Wachovia Bank N.A. (Charlotte)
3.001%, due 10/06/08[1]	15,000,000	15,000,000
Wells Fargo & Co.
2.420%, due 08/29/08	32,000,000	32,000,000

		67,000,000

Total bank notes (cost—$94,000,000)		94,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—15.39%

Banking-non-US—12.83%
Abbey National Treasury Services PLC
2.760%, due 08/27/08[1]	30,000,000	30,000,000
Bank of Montreal
2.950%, due 08/19/08	15,000,000	15,000,000
Barclays Bank PLC
3.020%, due 02/23/09	12,000,000	12,000,000
Calyon N.A., Inc.
3.170%, due 06/02/09	20,000,000	20,000,000
Deutsche Bank AG
3.011%, due 09/22/08[1]	15,000,000	15,000,000
Fortis Bank NV-SA
2.700%, due 09/24/08	14,000,000	14,000,000
KBC Bank NV
2.590%, due 08/01/08	20,000,000	20,000,000
Mizuho Corporate Bank Ltd.
2.650%, due 09/18/08	30,000,000	30,000,000
Natixis
2.760%, due 09/30/08	30,000,000	30,000,000
Norinchukin Bank Ltd.
2.630%, due 09/09/08	30,000,000	30,000,000
Royal Bank of Scotland
2.740%, due 10/20/08	30,000,000	30,000,331
Svenska Handelsbanken
5.000%, due 10/09/08	25,000,000	25,000,000
3.110%, due 10/14/08[1]	10,000,000	10,000,000

		281,000,331

Banking-US—2.56%
American Express, Federal Savings Bank
2.820%, due 10/22/08	20,000,000	20,000,000
Citibank N.A.
2.790%, due 09/19/08	20,000,000	20,000,000
US Bank N.A.
2.700%, due 09/15/08	11,000,000	11,000,000
Wachovia Bank N.A. (Charlotte)
2.820%, due 09/30/08	5,000,000	5,000,000

		56,000,000

Total certificates of deposit (cost—$337,000,331)		337,000,331

Commercial paper[2]—27.02%

Asset backed-miscellaneous—9.35%
Amsterdam Funding Corp.
2.530%, due 08/20/08	11,000,000	10,985,312
Atlantic Asset Securitization LLC
2.600%, due 08/06/08	25,000,000	24,990,972
Barton Capital LLC
2.500%, due 08/18/08	20,000,000	19,976,389
Bryant Park Funding LLC
2.500%, due 08/18/08	20,000,000	19,976,389

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Falcon Asset Asset Securitization Corp.
2.470%, due 08/19/08	15,000,000	14,981,475
2.480%, due 08/26/08	7,000,000	6,987,944
Jupiter Securitization Co. LLC
2.470%, due 08/27/08	15,000,000	14,973,242
Old Line Funding Corp.
2.300%, due 08/08/08	13,000,000	12,994,186
Regency Markets No. 1 LLC
2.570%, due 08/13/08	18,000,000	17,984,580
Sheffield Receivables Corp.
2.480%, due 08/08/08	21,000,000	20,989,873
Thunderbay Funding
2.520%, due 08/11/08	20,000,000	19,986,000
Variable Funding Capital Corp.
2.600%, due 09/04/08	20,000,000	19,950,889

		204,777,251

Banking-non-US—2.37%
Bank of Nova Scotia
2.600%, due 09/22/08	20,000,000	19,924,889
Banque et Caisse d’Epargne de L’Etat
2.430%, due 08/28/08	32,000,000	31,941,680

		51,866,569

Banking-US—7.42%
Bayerische Landesbank
2.450%, due 08/18/08	20,000,000	19,976,861
Citigroup Funding, Inc.
2.800%, due 11/04/08	15,000,000	14,889,167
Danske Corp.
3.041%, due 10/09/08[1]	16,000,000	16,000,000
2.705%, due 10/14/08	15,000,000	14,916,596
Dexia Delaware LLC
2.460%, due 08/14/08	20,000,000	19,982,233
ING (US) Funding LLC
2.580%, due 09/17/08	15,000,000	14,949,475
2.570%, due 09/29/08	12,000,000	11,949,457
2.960%, due 10/27/08	15,000,000	14,892,700
J.P. Morgan Chase & Co.
2.300%, due 08/11/08	10,000,000	9,993,611
Societe Generale N.A., Inc.
2.780%, due 10/07/08	25,000,000	24,870,653

		162,420,753

Chemicals—0.69%
DuPont (E.I.) De Nemours & Co.
2.080%, due 08/06/08	15,000,000	14,995,667

Consumer products-nondurables—0.69%
Procter & Gamble International Funding SCA
2.200%, due 08/04/08	15,000,000	14,997,250

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Energy-integrated—0.91%
Chevron Funding Corp.
2.070%, due 08/05/08	20,000,000	19,995,400

Finance-noncaptive diversified—1.86%
General Electric Capital Corp.
2.420%, due 08/04/08	13,000,000	12,997,378
2.610%, due 11/06/08	28,000,000	27,803,090

		40,800,468

Food/beverage—1.82%
Coca-Cola Co.
2.350%, due 09/22/08	30,000,000	29,898,167
Nestle Capital Corp.
2.645%, due 08/21/08	10,000,000	9,985,305

		39,883,472

Insurance-multiline—0.91%
Hartford Financial Services Group, Inc.
2.250%, due 08/05/08	20,000,000	19,995,000

Pharmaceuticals—1.00%
Novartis Finance Corp.
2.100%, due 09/04/08	7,000,000	6,986,117
2.200%, due 10/01/08	10,000,000	9,962,722
Pfizer, Inc.
2.520%, due 08/25/08	5,000,000	4,991,600

		21,940,439

Total commercial paper (cost—$591,672,269)		591,672,269

Short-term corporate obligations—7.52%

Banking-non-US—4.48%
ANZ National International Ltd.
2.460%, due 08/07/08[1,3]	3,000,000	3,000,000
BNP Paribas
2.760%, due 08/07/08[1]	3,000,000	3,000,000
2.895%, due 08/13/08[1]	12,000,000	12,000,000
HSBC Bank USA
3.188%, due 10/14/08[1]	17,000,000	17,000,000
Lloyds TSB Group PLC
2.743%, due 08/07/08[1,3]	20,000,000	20,000,000
National Australia Bank Ltd.
2.448%, due 08/15/08[1,3]	9,000,000	9,000,000
2.882%, due 09/08/08[1,3]	12,000,000	12,000,000
Nordea Bank AB
3.149%, due 10/24/08[1,3]	10,000,000	10,000,000
Rabobank Nederland
2.900%, due 08/11/08[1,3]	8,000,000	8,000,000
Societe Generale
2.463%, due 08/04/08[1,3]	4,000,000	4,000,000

		98,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Short-term corporate obligations—(concluded)

Banking-US—1.15%
HSBC Bank USA, Inc.
2.468%, due 08/15/08[1]	10,000,000	9,999,750
Morgan (J.P.) Chase Bank & Co.
6.500%, due 01/15/09	5,000,000	5,075,150
US Bank N.A.
5.700%, due 12/15/08	5,000,000	5,048,129
Wachovia Bank N.A. (Charlotte)
5.625%, due 12/15/08	5,000,000	5,048,107

		25,171,136

Finance-captive automotive—1.89%
Toyota Motor Credit Corp.
2.270%, due 08/01/08[1]	11,400,000	11,400,000
2.530%, due 08/01/08[1]	20,000,000	20,000,000
2.320%, due 10/15/08	10,000,000	10,000,000

		41,400,000

Total short-term corporate obligations (cost—$164,571,136)		164,571,136

Repurchase agreements—20.63%

Repurchase agreement dated 07/31/08 with Barclays Bank PLC, 2.160% due 08/01/08, collateralized by $302,835,000 Federal National Mortgage Association obligations, zero coupon to 5.500% due 04/15/09 to 10/03/17; (value—$311,100,221); proceeds: $305,018,300	305,000,000	305,000,000

Repurchase agreement dated 07/31/08 with Deutsche Bank Securities, 2.180% due 08/01/08, collateralized by $2,890,000 Federal Home Loan Bank obligations, 5.857% due 03/02/17, $63,000,000 Federal National Mortgage Association obligations, zero coupon to 4.806% due 12/05/08 to 02/10/12 and $119,038,000 Resolution Funding Corp. Interest Strips, zero coupon due 07/15/15 to 07/15/27; (value—$147,903,854); proceeds: $145,008,781	145,000,000	145,000,000

Repurchase agreement dated 07/31/08 with State Street Bank & Trust Co., 1.490% due 08/01/08, collateralized by $1,704,807 US Treasury Bonds, 4.375% due 02/15/38; (value—$1,664,318); proceeds: $1,631,068	1,631,000	1,631,000

Total repurchase agreements (cost—$451,631,000)		451,631,000

Total investments (cost—$2,221,176,273 which approximates cost for federal income tax purposes)[4]—101.44%	2,221,176,273

Liabilities in excess of other assets—(1.44)%	(31,616,766)

Net assets (applicable to 2,189,438,703 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%	2,189,559,507

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.33% of net assets as of July 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2008 (unaudited)

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets:

Measurements at 07/31/08
Quoted prices in
		active markets for	Significant other	Unobservable
		identical assets	observable inputs	inputs
Description	Total ($)	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)

Assets:
Securities	2,221,176,273	—	2,221,176,273	—

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	76.3

United Kingdom	5.0

Japan	4.6

France	3.1

Sweden	2.0

Australia	1.9

Canada	1.6

Belgium	1.5

Luxembourg	1.4

Switzerland	1.2

Germany	0.7

Netherlands	0.4

Spain	0.2

New Zealand	0.1

Total	100.0

Weighted average maturity—54 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2008.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/08 were $13,659,553,469.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/08 were $4,449,244,730.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/08 were $3,149,077,361.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/08 were $2,091,468,854.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/08 were $1,250,210,538.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/08 were $271,053,704.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2008